SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information
Supplemental cash flow information was as foll
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ws
:

Years Ended December 31,	2019	2018	2017
Interest paid	$4,341	$3,065	$5,773
Income taxes net of refunds	$70,095	$115,301	$48,056
Common stock issued for N&S Supply of Fishkill, Inc.	$4,032	—	—
Common stock issued for Peirce-Phelps, Inc.	$58,344	—	—
Common stock issued for Dunphey & Associates Supply Co., Inc.	$6,891	—	—
Common stock issued for Alert Labs, Inc.	—	$6,846	—